UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stephen L. Farley
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Address:   c/o Farley Capital L.P.
           --------------------------------------------------
           780 Third Avenue, Suite 3801
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  028-10425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     n/a
           --------------------------------------------------
Phone:     (212) 421-8741
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Stephen L. Farley         New York, New York      November 13, 2003
       ------------------------   ------------------------ -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   13
                                               -------------

Form 13F Information Table Value Total:         $110,287,000
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE


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
                                                       FORM 13F INFORMATION TABLE
                                                     VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   CUSIP       CLASS  x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ----------- --------- -------- -------- --- ---- -------- --------- --------------------------
Berkshire Hathaway Inc Del      084670108      A         2175      29   SH         YES      NO      X
Berkshire Hathaway Inc Del      084670207      B          250     100   SH         YES      NO      X
Block H & R Inc                 093671105     COM       45863 1062877   SH         YES      NO      X
Central European Media Entrp    G20045202      A        23682  926172   SH         YES      NO      X
Devry Inc Del                   251893103     COM        2721  115000   SH         YES      NO      X
International Speedway Corp     460335901      A         2859   65138   SH         YES      NO      X
Mohawk Inds Inc                 608190104     COM       10698  150000   SH         YES      NO      X
Moodys Corp                     615369105     COM        5772  105000   SH         YES      NO      X
Progressive Corp Ohio           743315103     COM        9261  134000   SH         YES      NO      X
Scripps E W Co Ohio             811054204      A         5021   59000   SH         YES      NO      X
World Wrestling Entmt Inc       98156Q108      A          128   12800   SH         YES      NO      X
ChoicePoint Inc                 170388102     COM        1642   49000   SH         YES      NO      X
Christopher & Banks             171046105     COM         215    9000   SH         YES      NO      X

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